Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group	12 Months Ended
Aug. 31, 2021
Foshan Shunde Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Huidong Country Garden Real Estate Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Guangdong Phoenix Holiday International Travel Service Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Fine Nation Group Limited [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the immediate family of the chairperson of the Group
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Guangdong Chengjia Design Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Guangdong Elite Architectural Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Guangdong Biyouwei Catering Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by non-controlling interest shareholder
Hangzhou Mashao Enterprise Management Consulting Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Non-controlling interest shareholder of a subsidiary of the Group
Kaiping Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Chuzhou Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the chairperson of the Group
Huaihua Zhiyi Network Technology Limited Partnership [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by non-controlling interest shareholder
Huaihua Yimeng Network Technology Limited Partnership [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Non-controlling interest shareholder of a subsidiary of the Group
Gongqing Town Yuansen Commercial Information Consulting Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by chairman of the Group
Shanghai Hanlue Information Technology Center Limited Partnership [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Non-controlling interest shareholder of a subsidiary of the Group
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Non-controlling interest shareholder of a subsidiary of the Group
BGY Education Investment Member
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Guangdong Country Garden School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Lanzhou Country Garden School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Country Garden Venice Bilingual School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Huaxi Country Garden International School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Huanan Country Garden School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Phoenix City Bilingual School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Phoenix City Bilingual Kindergarten [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Zengcheng Country Garden School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group